RESTATEMENTS (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended					69 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013	Mar. 24, 2008
Intangible assets						$ 191,616	$ 231,214				$ 191,616
Total assets	205,966		205,966			229,533	77,826				229,533
Additional paid-in capital	1,332,431		1,332,431			1,332,431	332,801				1,332,431
Accumulated deficit	(1,959,122)		(1,959,122)			(1,205,081)	(294,563)				(1,205,081)
Total stockholders' equity	(590,631)		(590,631)		26,481	167,051	75,670	(31,301)	(9,835)	26,481	167,051
Total liabilities and shareholders' equity	205,966		205,966			229,533	77,826				229,533
General and administrative	233,723	186,670	372,734	384,784		549,315	171,543				803,147
Total operating expense	360,313	186,670	620,430	384,784		915,225	222,462				1,219,976
Loss from operations	360,313	186,670	620,430	384,784		(915,225)	(222,462)				(1,209,788)
Net loss	(493,790)	(186,397)	(754,041)	(380,238)	(14,319)	(910,518)	(222,462)	(21,466)	(36,316)		(1,205,081)
Total comprehensive loss	(494,559)	(183,762)	(755,783)	(377,603)		(908,619)	(222,462)				(1,203,182)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00
Depreciation and amortization			3,861	87		2,230	1,435				6,213
As originally reported [Member]
Intangible assets	171,978		171,978			191,615	231,214				191,615
Total assets	377,944		377,944			421,148	309,040				421,148
Additional paid-in capital	1,568,745		1,568,745			1,568,745	569,115				1,568,745
Accumulated deficit	(2,023,458)		(2,023,458)			(1,249,780)	(299,663)				(1,249,780)
Total stockholders' equity	(418,653)		(418,653)			358,666	306,884				358,666
Total liabilities and shareholders' equity	377,944		377,944			421,148	309,040				421,148
General and administrative	243,596	196,543	392,371	404,421		588,914	176,643
Total operating expense	370,186	(196,543)	640,067	(404,421)		954,824	227,562
Loss from operations	370,186	(196,543)	640,067	(404,421)		(954,824)
Net loss	(503,663)	(196,270)	(773,678)	(399,875)		(950,117)	(227,562)
Total comprehensive loss	(504,432)	(193,635)	(775,420)	(397,240)		(948,218)
Net loss per common share - basic and diluted	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0
Depreciation and amortization			23,498	19,724		41,829	6,535
Change [Member]
Intangible assets	(171,978)		(171,978)			(191,615)	(231,214)				(191,615)
Total assets	(171,978)		(171,978)			(191,615)	(231,214)				(191,615)
Additional paid-in capital	(236,314)		(236,314)			(236,314)	(236,314)				(236,314)
Accumulated deficit	64,336		64,336			(44,699)	5,100				(44,699)
Total stockholders' equity	(171,978)		(171,978)			(191,615)	(231,214)				(191,615)
Total liabilities and shareholders' equity	(171,978)		(171,978)			(191,615)	(231,214)				(191,615)
General and administrative	(9,873)	(9,873)	(19,637)	(19,637)		(39,599)	(5,100)
Total operating expense	(9,873)	9,873	(19,637)	19,637		(39,599)	(5,100)
Loss from operations	(9,873)	9,873	(19,637)	19,637		39,599
Net loss	9,873	9,873	19,637	19,637		39,599	(5,100)
Total comprehensive loss	9,873	9,873	19,637	19,637		39,599
Depreciation and amortization			$ (19,637)	$ (19,637)		$ (39,599)	$ (5,100)